Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss)	$ (97,564)	$ 62,544	$ 28,279
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation	2,828	1,984	2,529
Depreciation and amortization	1,768	105	80
Change in fair value of contingent consideration	131,932	0	0
Deferred income taxes	4,734	0	0
Non-cash interest expense	0	92	30
Changes in assets & liabilities
Accounts receivable	(585)	(1,829)	(443)
Unbilled revenue	0	0	(2,612)
Contract assets	(26,391)	(21,714)	0
Operating lease right-of-use assets	(548)	0
Prepaid expenses	(313)	(830)	(540)
Other current and non-current assets	(1,431)	(481)	(140)
Accounts payable	2,105	583	378
Accrued expenses	1,027	896	184
Income tax payable	1,640	0	0
Operating lease liabilities	(280)	0
Other current and noncurrent liabilities	5,718	412	856
Net cash provided by operating activities	24,640	41,762	28,601
Cash flows from investing activities
Purchase of property and equipment	(1,196)	(99)	(106)
Net cash used in investing activities	(1,196)	(99)	(106)
Cash flows from financing activities
Repayments of notes payable	(6,521)	(2,500)	(2,500)
Proceeds from issuance of long-term debt	170,000	0	0
Payment on debt issuance cost	(10,061)	0	0
Distributions to Open Lending, LLC unitholders	(135,598)	(42,401)	(18,876)
Proceeds from stock warrant exercises	105,349	0	0
Share repurchase	(37,500)	0	0
Recapitalization transaction, net of transaction costs	(14,863)	0	0
Net cash provided by (used in) financing activities	70,806	(44,901)	(21,376)
Net change in cash and cash equivalents and restricted cash	94,250	(3,238)	7,119
Cash and cash equivalents and restricted cash at the beginning of the year	9,898	13,136	6,017
Cash and cash equivalents and restricted cash at the end of the year	104,148	9,898	13,136
Supplemental disclosure of cash flow information:
Interest paid	10,444	320	346
Income tax paid (refunded), net	144	(40)	37
Right of use assets obtained in exchange for lease obligations	5,362	0
The following presents the classification of cash, cash equivalents and restricted cash within the consolidated balance sheets:
Total	104,148	13,136	6,017
Non-cash investing and financing:
Change in fair value of redeemable convertible Series C preferred units	(47,537)	163,425	63,311
Conversion of preferred stock to common stock	257,406	0	0
Distributions accrued but not paid	$ 0	$ 0	$ 7,544